Acquisitions of Real Estate	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
Acquisition of Real Estate

3. Acquisitions of Real Estate

(All references to square footage, acres and megawatts are unaudited)

On July 8, 2014, the Company completed the acquisition of the former Sun Times Press facility in downtown Chicago, Illinois, for approximately $18 million. The facility consists of approximately 317,000 gross square feet with capacity for approximately 133,000 square feet of raised floor and 24 megawatts (“MW”) of power. The Company intends to redevelop the facility which will increase its size to approximately 400,000 gross square feet with raised floor capacity of approximately 215,000 square feet and 37MW of power. The facility also has access to long haul fiber and is situated on 30 acres of developable land. This acquisition was funded with a draw on the unsecured revolving credit facility. In accordance with ASC 805, Business Combinations, the Company accounted for this acquisition as an asset acquisition.
On June 30, 2014 the Company completed the acquisition of a data center facility in New Jersey (the “Princeton facility”), from McGraw Hill Financial, Inc., for an aggregate cost of approximately $73.3 million. This facility is located on approximately 194 acres and consists of approximately 560,000 gross square feet, including approximately 58,000 square feet of raised floor, and 12 MW of gross power. This acquisition was funded with a draw on the unsecured revolving credit facility. Concurrently with acquiring this data center the Company entered into a 10 year lease for the facility’s 58,000 square feet of raised floor with Atos, an international information technology services company headquartered in Bezos, France. The lease includes a 15 year renewal at the option of Atos.
The Company accounted for this acquisition in accordance with ASC 805, Business Combinations as a business combination. The preliminary purchase price allocation was based on an assessment of the fair value of the assets acquired, and excludes acquisition-related costs which in accordance with ASC 805 were expensed as incurred. The Company acquired the Princeton facility on June 30, 2014. The Company is valuing the assets acquired using Level 3 inputs.
The following table summarizes the consideration for the Princeton facility and the preliminary allocation of the fair value of assets acquired as of December 31, 2014 (in thousands):

	Princeton facility as of December 31, 2014	Weighted average useful life
Buildings	$35,574	40
Land	17,976	N/A
Acquired Intangibles	16,114	10
Deferred Costs	3,335	10
Other	301	10
Total purchase price	$73,300

Qualitytech, LP [Member]
Business Acquisition [Line Items]
Acquisition of Real Estate

3. Acquisitions of Real Estate

(All references to square footage, acres and megawatts are unaudited)

On July 8, 2014, the Company completed the acquisition of the former Sun Times Press facility in downtown Chicago, Illinois, for approximately $18 million. The facility consists of approximately 317,000 gross square feet with capacity for approximately 133,000 square feet of raised floor and 24 megawatts (“MW”) of power. The Company intends to redevelop the facility which will increase its size to approximately 400,000 gross square feet with raised floor capacity of approximately 215,000 square feet and 37MW of power. The facility also has access to long haul fiber and is situated on 30 acres of developable land. This acquisition was funded with a draw on the unsecured revolving credit facility. In accordance with ASC 805, Business Combinations, the Company accounted for this acquisition as an asset acquisition.
On June 30, 2014 the Company completed the acquisition of a data center facility in New Jersey (the “Princeton facility”), from McGraw Hill Financial, Inc., for an aggregate cost of approximately $73.3 million. This facility is located on approximately 194 acres and consists of approximately 560,000 gross square feet, including approximately 58,000 square feet of raised floor, and 12 MW of gross power. This acquisition was funded with a draw on the unsecured revolving credit facility. Concurrently with acquiring this data center the Company entered into a 10 year lease for the facility’s 58,000 square feet of raised floor with Atos, an international information technology services company headquartered in Bezos, France. The lease includes a 15 year renewal at the option of Atos.
The Company accounted for this acquisition in accordance with ASC 805, Business Combinations as a business combination. The preliminary purchase price allocation was based on an assessment of the fair value of the assets acquired, and excludes acquisition-related costs which in accordance with ASC 805 were expensed as incurred. The Company acquired the Princeton facility on June 30, 2014. The Company is valuing the assets acquired using Level 3 inputs.
The following table summarizes the consideration for the Princeton facility and the preliminary allocation of the fair value of assets acquired as of December 31, 2014 (in thousands):

	Princeton facility as of December 31, 2014	Weighted average useful life
Buildings	$35,574	40
Land	17,976	N/A
Acquired Intangibles	16,114	10
Deferred Costs	3,335	10
Other	301	10
Total purchase price	$73,300